Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

24. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2015	2014
Assets:
Cash and due from banks	$29,222	$29,775
Investments in subsidiaries:
Bank subsidiaries	315,551	303,795
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	3,683	3,681
Total assets	$351,242	$340,037
Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	2,068	1,928
Total liabilities	94,854	94,714
Shareholders’ equity	256,388	245,323
Total liabilities and shareholders’ equity	$351,242	$340,037

24. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Continued)

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2015	2014	2013
Interest expense	$(2,200)	$(2,150)	$(2,188)
Other expenses	(3,791)	(4,037)	(4,311)
Management fee income	3,886	4,130	4,573
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,105)	(2,057)	(1,926)
Equity in undistributed loss of subsidiaries	11,639	(28,480)	(8,681)
Income tax benefit	686	729	664
Net income (loss) available to common shareholders	$10,220	$(29,808)	$(9,943)

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2015	2014	2013
Operating activities:
Net income (loss)	$10,220	$(29,808)	$(9,943)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed (income) loss of subsidiaries	(11,639)	28,480	8,681
Stock-based compensation	252	226	167
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(28)	(730)	(621)
Accounts payable and other liabilities	27	(487)	(389)
Net cash used in operating activities	(1,168)	(2,319)	(2,105)
Investing activities:
Payments for investments in and advances to subsidiaries	—	(7,500)	—
Net cash used in investing activities	—	(7,500)	—
Financing activities:
Proceeds from exercise of stock options	15	16	—
Proceeds from issuance of common stock	600	22,141	1,580
Net cash provided by financing activities	615	22,157	1,580
Net (decrease) increase in cash	(553)	12,338	(525)
Cash, beginning of year	29,775	17,437	17,962
Cash, end of year	$29,222	$29,775	$17,437

* * * * * *

SUMMARIZED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents summarized quarterly data for 2015 and 2014 (amounts are in thousands, except per share amounts).

QUARTERLY DATA(1)

Three Months Ended	December 31,	September 30,	June 30,	March 31,
2015
Interest income	$17,167	$17,589	$17,793	$17,659
Interest expense	2,352	2,372	2,418	2,468
Net interest income	14,815	15,217	15,375	15,191
Recovery of provision for loan losses	(300)	(1,762)	(1,218)	—
Non-interest income	3,204	6,453	4,881	13,087
Non-interest expense	16,621	19,885	18,362	25,218
Income before income taxes	1,698	3,547	3,112	3,060
Income tax expense	246	383	284	284
Net income available to common shareholders	1,452	3,164	2,828	2,776
Earnings per common share - basic	$0.08	$0.17	$0.15	$0.15
Earnings per common share - diluted	$0.08	$0.17	$0.15	$0.15

2014
Interest income	$19,840	$21,955	$23,777	$24,640
Interest expense	2,814	3,034	3,165	3,248
Net interest income	17,026	18,921	20,612	21,392
Provision for loan losses	—	—	14,803	—
Non-interest income	4,142	4,695	3,977	4,949
Non-interest expense	23,705	24,132	33,677	27,888
Loss before income taxes	(2,537)	(516)	(23,891)	(1,547)
Income tax expense	292	309	357	359
Net loss available to common shareholders	$(2,829)	(825)	(24,248)	(1,906)
Loss per common share - basic	$(0.15)	$(0.05)	$(1.39)	$(0.11)
Loss per common share - diluted	$(0.15)	$(0.05)	$(1.39)	$(0.11)

(1)	Prior period share data was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014

Basic and diluted earnings (loss) per share are computed independently for each of the quarters presented. Consequently, the sum of the quarters may not equal the annual loss per share.